Revenues (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) t	Dec. 31, 2024 USD ($) t
Disclosure of products and services [line items]
Number of significant customers	two customers	two customers
Percentage of revenue from significant customers	more than 10% of revenues	more than 10% of revenues
Revenues	$ 109,887	$ 124,920
Revenues subject to refund	22,513	13,638
Inventory subject to return	19,986	12,804
Sales and trading and mine properties segments [Member] | Customer one [Member]
Disclosure of products and services [line items]
Revenues	18,716
Sales and trading and mine properties segments [Member] | Customer two [Member]
Disclosure of products and services [line items]
Revenues	12,443
Sales and trading segment [Member]
Disclosure of products and services [line items]
Revenues		12,360
V2O5 revenues [Member]
Disclosure of products and services [line items]
Revenues	37,848	$ 58,434
Tonnes sold in contract | t		2,100
Number of tonnes delivered | t		1,200
Revenues subject to refund	$ 8,875	$ 13,638
Additional number of tonnes delivered | t	780
Revenue from sale of goods	$ 8,875	0
Inventory subject to return	$ 7,183	$ 12,804